(FRONT OF STUFFER)

[GRAPHIC:  PHOTOGRAPH OF RUNNERS                          SUPER PERFORMANCE
IN TRACK AND FIELD COMPETITION]                        ----------------------
                                                       +42.21%
                                                       1 Year

                                                       +9.22%
                                                       5 Years

                                                       +5.59%
                                                       10 Years
                                                       Average Annual Returns
                                                       as of 1/17/97
                                                       ----------------------


(INSIDE OF STUFFER)

                                                            SUPERIOR PERFORMANCE
                                                                    ------------
                                                                    IRA Approved
                                                                    ------------

As economies around the world expand, the natural resources sector booms. The U.S. Global Resources Fund offers investors international diversification as well as a hedge against inflation and, as you can see, great growth potential.

U.S.  Global  Resources  Fund
1-800-557-2297,  ext. 175


(BACK OF STUFFER)

[GRAPHIC: U.S. GLOBAL INVESTORS, INC. LOGO]

As of 1/17/97. For a free Fact Kit containing more complete information, including charges and expenses, call 1-800-US-FUNDS. Please read the prospectus carefully before investing. Past performance is no guarantee of future results. Investment returns and principal will fluctuate. You may have a gain or loss when you sell shares.